Commitments and contingencies - Additional Information (Details)	Jun. 30, 2023 lawsuit claim	Nov. 17, 2020 lawsuit
Commitments Disclosure [Line Items]
Number of non-litigation claims | claim	1
Number of lawsuits filed by groups of individual plaintiffs		12
Number of wrongful death lawsuits	1
Mountain View Fire
Commitments Disclosure [Line Items]
Number of active lawsuits	17
Number of lawsuits filed by insurance companies		4